PREPAYMENTS, RECEIVABLES AND OTHER ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)
Current:
Prepaid rental and other deposits	¥ 1,154,495	¥ 1,552,279
Advances to suppliers	448,522	692,542
VAT-input deductible	745,485	637,686
Capitalized costs of obtaining contracts and prepaid initial direct costs	511,450	551,461
Deposits paid to real estate developers	178,249	196,241
Funds advanced to potential investees	0	153,577
Deposit paid for acquisition of land used for properties development	0	122,430
Prepaid income tax	146,646	64,163
Staff advances	48,126	59,762
Receivable related to employees' exercise of share-based awards	35,137	44,521
Interests receivable	7,340	15,263
Receivables from escrow account	23,030	9,992
Others	427,648	542,907
Total	3,726,128	4,642,824	$ 532,829
Non-current:
Deferred tax asset (Note 19)	1,257,595	1,005,127
VAT-input deductible	357,511	194,818
Others	147,996	22,332
Total	1,763,102	1,222,277	$ 252,121
Total undiscounted lease payments	18,351,672
Capitalized cost	¥ 1,403,400	¥ 876,200